Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share- based payments	Capital reserve from hedging	Capital reserve from transactions with related parties	Capital reserve from transactions with Non- controlling interest	Accumulated loss	Total	Non-controlling interests	Total
Balance at Dec. 31, 2021		$ 123,951	$ 28,017	$ 8,862		$ 761	$ (859)	$ (95,905)	$ 64,827	$ 279	$ 65,106
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,346							1,346		1,346
Share-based payments		1,110		1,302					2,412		2,412
Total transactions with owners of the Company		2,456		1,302					3,758		3,758
Loss for the year								(21,668)	(21,668)	(92)	(21,760)
Other comprehensive profit (loss) for the period					(6)				(6)		(6)
Balance at Dec. 31, 2022		126,407	28,017	10,164	(6)	761	(859)	(117,573)	46,911	187	47,098
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,045	450						1,495		1,495
ADS issued in connection with the purchase of a subsidiary (see Note 4C)		3,781							3,781		3,781
Share-based payments		1,951		(76)					1,875		1,875
Total transactions with owners of the Company		6,777	450	(76)					7,151		7,151
Loss for the year								(19,880)	(19,880)	(97)	(19,977)
Other comprehensive profit (loss) for the period					25				25		25
Balance at Dec. 31, 2023		133,184	28,467	10,088	19	761	(859)	(137,453)	34,207	90	34,297
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		5,065		109					5,174		5,174
Warrant inducement transaction		7,378	(7,322)	100					156		156
Share-based payments		2,004		(1,422)					582		582
Total transactions with owners of the Company		14,447	(7,322)	(1,213)					5,912		5,912
Loss for the year								(7,240)	(7,240)	(39)	(7,279)
Other comprehensive profit (loss) for the period					(19)				(19)		(19)
Balance at Dec. 31, 2024		$ 147,631	$ 21,145	$ 8,875		$ 761	$ (859)	$ (144,693)	$ 32,860	$ 51	$ 32,911